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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02514

ING Variable Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)       (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Growth and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 12.9%
2,880,900		Comcast Corp. – Class A	$86,455,809	2.0
666,504	@	Delphi Automotive PLC	21,061,527	0.5
2,835,800		International Game Technology	47,613,082	1.1
360,420	@	Liberty Media Corp. - Liberty Capital	31,771,023	0.7
1,381,232		Macy’s, Inc.	54,876,347	1.3
544,200		McDonald’s Corp.	53,386,020	1.3
760,671	@,L	Michael Kors Holdings Ltd.	35,439,662	0.8
2,344,100		Newell Rubbermaid, Inc.	41,748,421	1.0
2,279,300	L	Regal Entertainment Group	30,998,480	0.7
1,664,600		Starbucks Corp.	93,034,494	2.2
1,143,500		Wyndham Worldwide Corp.	53,184,185	1.3
			549,569,050	12.9
		Consumer Staples: 9.7%
2,092,900		Altria Group, Inc.	64,607,823	1.5
609,100		Beam, Inc.	35,674,987	0.8
1,888,900		Coca-Cola Enterprises, Inc.	54,022,540	1.3
227,893	@	Costco Wholesale Corp.	20,725,688	0.5
521,900		JM Smucker Co.	42,461,784	1.0
370,297	@	Post Holdings, Inc.	12,193,880	0.3
1,881,692		Procter & Gamble Co.	126,468,519	2.9
499,300	@	Ralcorp Holdings, Inc.	36,993,137	0.9
364,042		Wal-Mart Stores, Inc.	22,279,371	0.5
			415,427,729	9.7
		Energy: 11.5%
1,257,400		Arch Coal, Inc.	13,466,754	0.3
556,100	@	Cameron International Corp.	29,378,763	0.7
2,340,215		ExxonMobil Corp.	202,966,847	4.7
904,500		Halliburton Co.	30,020,355	0.7
574,015		National Oilwell Varco, Inc.	45,616,972	1.1
787,300		Range Resources Corp.	45,773,622	1.1
1,110,200		Royal Dutch Shell PLC - Class A ADR	77,858,326	1.8
693,400		Schlumberger Ltd.	48,489,462	1.1
			493,571,101	11.5
		Financials: 14.2%
1,780,473		Blackstone Group LP	28,380,740	0.7
1,826,270		Citigroup, Inc.	66,750,168	1.6
3,979,700		Fifth Third Bancorp.	55,914,785	1.3
2,536,860		JPMorgan Chase & Co.	116,644,823	2.7
950,600		Prudential Financial, Inc.	60,258,534	1.4
515,985		Reinsurance Group of America, Inc.	30,685,628	0.7
529,800		Travelers Cos., Inc.	31,364,160	0.7
2,234,000		US Bancorp.	70,773,120	1.7
3,054,300		Wells Fargo & Co.	104,273,802	2.4
1,896,300		XL Group PLC	41,130,747	1.0
			606,176,507	14.2
		Health Care: 11.7%
1,380,300		Aetna, Inc.	69,235,848	1.6
1,137,100		Cardinal Health, Inc.	49,020,381	1.2
775,577		Covidien PLC	42,408,550	1.0
577,300	@	Express Scripts, Inc.	31,278,114	0.7
1,288,200	@	HCA Holdings, Inc.	31,870,068	0.8
917,700		Johnson & Johnson	60,531,492	1.4
1,534,600	@	Mylan Laboratories	35,986,370	0.8
4,808,517		Pfizer, Inc.	108,960,995	2.6
775,500		St. Jude Medical, Inc.	34,362,405	0.8
515,400	@	Watson Pharmaceuticals, Inc.	34,562,724	0.8
			498,216,947	11.7
		Industrials: 9.9%
1,097,900		Boeing Co.	81,650,823	1.9
705,400		Cooper Industries PLC	45,110,330	1.0
749,900		Dover Corp.	47,198,706	1.1
734,900		General Dynamics Corp.	53,926,962	1.3
1,164,400		General Electric Co.	23,369,508	0.5
495,900		Pall Corp.	29,570,517	0.7
319,430	@	TransDigm Group, Inc.	36,977,217	0.9
757,000		Trinity Industries, Inc.	24,943,150	0.6
755,880		Union Pacific Corp.	81,241,982	1.9
			423,989,195	9.9
		Information Technology: 20.8%
1,767,200	@	Adobe Systems, Inc.	60,632,632	1.4
443,407	@	Apple, Inc.	265,809,194	6.2
883	@	Comverse Technology, Inc.	6,066	0.0
244,600	@	Google, Inc. - Class A	156,847,304	3.7
3,896,100		Intel Corp.	109,519,371	2.6
1,215,300		Jabil Circuit, Inc.	30,528,336	0.7
715,500	@,L	Lam Research Corp.	31,925,610	0.7
1,119,300	@	NetApp, Inc.	50,111,061	1.2
2,796,500		Oracle Corp.	81,545,940	1.9
1,077,017		Qualcomm, Inc.	73,258,697	1.7
1,162,600		Seagate Technology	31,332,070	0.7
			891,516,281	20.8
		Materials: 3.0%
821,800		Allegheny Technologies, Inc.	33,833,506	0.8
341,960	@	Eastman Chemical Co.	17,693,797	0.4
949,000		EI Du Pont de Nemours & Co.	50,202,100	1.2
323,861		Monsanto Co.	25,831,153	0.6
			127,560,556	3.0
		Telecommunications: 3.2%
2,687,300		AT&T, Inc.	83,924,379	2.0
1,322,200		CenturyTel, Inc.	51,103,030	1.2
			135,027,409	3.2
		Utilities: 1.9%
1,258,800		Exelon Corp.	49,357,548	1.1

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Utilities: (continued)
2,047,400	NV Energy, Inc.	$33,004,088	0.8
		82,361,636	1.9
	Total Common Stock (Cost $3,489,452,782)	4,223,416,411	98.8

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
		Energy: —%
10,000,000	X	Southern Energy Escrow Shares	$—	—
		Utilities: —%
20,000,000	X	Mirant Corp. Escrow Shares	—	—
		Total Corporate Bonds/Notes (Cost $–)	—	—
		Total Long-Term Investments (Cost $3,489,452,782)	4,223,416,411	98.8
SHORT-TERM INVESTMENTS: 1.9%
		Securities Lending Collateral(cc)(1): 0.9%
1,820,124		BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $1,820,148, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,856,526, due 01/01/22-03/01/42)	1,820,124	0.1
8,645,579		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $8,645,700, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $8,818,491, due 03/31/12-04/01/42)	8,645,579	0.2
8,645,579		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $8,645,707, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $8,818,491, due 03/01/18-04/15/43)	8,645,579	0.2
8,645,579		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $8,645,721, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $8,818,491, due 07/19/12-04/01/42)	8,645,579	0.2
8,645,579		Deutsche Bank AG, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $8,645,686, collateralized by various U.S. Government Agency Obligations, 3.500%-4.000%, Market Value plus accrued interest $8,818,492, due 10/01/20-12/01/40)	8,645,579	0.2
			36,402,440	0.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.0%
44,542,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $44,542,000)	44,542,000	1.0
		Total Short-Term Investments (Cost $80,944,440)	80,944,440	1.9
		Total Investments in Securities (Cost $3,570,397,222)	$4,304,360,851	100.7
		Liabilities in Excess of Other Assets	(28,630,291)	(0.7)
		Net Assets	$4,275,730,560	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	Cost for federal income tax purposes is $3,613,430,341.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$836,485,380
	Gross Unrealized Depreciation	(145,554,870)
	Net Unrealized Appreciation	$690,930,510

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$4,223,416,411	$—	$—	$4,223,416,411
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	44,542,000	36,402,440	—	80,944,440
Total Investments, at value	$4,267,958,411	$36,402,440	$—	$4,304,360,851

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal  financial officer of the registrant as required by Rule 30a-2 under the Act (17  CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be  signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Funds
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 24, 2012
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 24, 2012